Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Investment Contracts with Discretionary Participating Features (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening liabilities	€ 21,055	€ 27,392
Net opening balance, Investment contracts	21,055	27,392
Insurance revenue	(64)	(74)
Incurred claims and other insurance service expenses	36	58
Losses (and reversal of losses) on onerous contracts		(5)
Insurance service expenses	36	54
Insurance service result	(28)	(20)
Insurance finance (income) / expenses (P&L and OCI)	1,921	(3,247)
Cash flows	(2,030)	(1,797)
Other movements	172
Net exchange differences	503	(1,273)
Net closing balance, Investment contracts	21,594	21,055
Closing liabilities	21,594	21,055
Excluding loss component [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening liabilities	21,055	27,392
Net opening balance, Investment contracts	21,055	27,392
Insurance revenue	(64)	(74)
Investment components	(2,417)	(2,254)
Insurance service result	(2,481)	(2,328)
Insurance finance (income) / expenses (P&L and OCI)	1,921	(3,247)
Cash flows	423	511
Other movements	172
Net exchange differences	503	(1,273)
Net closing balance, Investment contracts	21,594	21,055
Closing liabilities	21,594	21,055
Loss component [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Losses (and reversal of losses) on onerous contracts		(5)
Insurance service expenses		(5)
Investment components		5
Incurred claims [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Incurred claims and other insurance service expenses	36	58
Insurance service expenses	36	58
Investment components	2,418	2,250
Insurance service result	2,453	2,308
Cash flows	€ (2,453)	€ (2,308)